Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available for Benefits (Detail) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 764,305,717	$ 658,335,629
Current year employer contributions receivable	(454,852)	(1,153,891)
Deemed distributions	(63,840)	(61,549)
Pending Settlement	1,946	0
Net assets per the Form 5500	$ 763,788,971	$ 657,120,189